Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2012
Loans, allowance for loan losses and credit quality
Loans
Loans
end of	6M12	2011

Loans (CHF million)

Mortgages	77,570	75,461

Loans collateralized by securities	26,175	26,350

Consumer finance	4,180	3,759

Consumer	107,925	105,570

Real estate	23,263	22,397

Commercial and industrial loans	58,740	56,984

Financial institutions	32,810	33,058

Governments and public institutions	2,744	2,245

Corporate and institutional loans	117,557	114,684

Gross loans	225,482	220,254

of which held at amortized cost	204,967	199,561

of which held at fair value	20,515	20,693

Net (unearned income)/deferred expenses	(136)	(98)

Allowance for loan losses	(742)	(722)

Net loans	224,604	219,434

Gross loans by location (CHF million)

Switzerland	133,757	132,477

Foreign	91,725	87,777

Gross loans	225,482	220,254

Impaired loan portfolio (CHF million)

Non-performing loans	690	520

Non-interest-earning loans	263	220

Total non-performing and non-interest-earning loans	953	740

Restructured loans	36	13

Potential problem loans	437	619

Total other impaired loans	473	632

Gross impaired loans	1,426	1,372

Allowance for loan losses and gross loans held at amortized cost
Allowance for loan losses and gross loans held at amortized cost by portfolio
	6M12			6M11

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	159	563	722	157	675	832

Net movements recognized in statements of operations	21	2	23	(2)	(10)	(12)

Gross write-offs	(20)	(34)	(54)	(21)	(55)	(76)

Recoveries	12	16	28	18	3	21

Net write-offs	(8)	(18)	(26)	(3)	(52)	(55)

Provisions for interest	3	7	10	1	3	4

Foreign currency translation impact and other adjustments, net	(2)	15	13	(6)	(30)	(36)

Balance at end of period	173	569	742	147	586	733

of which individually evaluated for impairment	146	404	550	112	426	538

of which collectively evaluated for impairment	27	165	192	35	160	195

Gross loans held at amortized cost (CHF million)

Balance at end of period	107,914	97,053	204,967	102,431	86,513	188,944

of which individually evaluated for impairment	334	743	1,077	313	743	1,056

of which collectively evaluated for impairment	107,580	96,310	203,890	102,118	85,770	187,888

Purchases, reclassifications and sales
Purchases, reclassifications and sales
	6M12			6M11

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases [1]	348	3,361	3,709	0	2,077	2,077

Reclassifications from loans held-for-sale [2]	0	85	85	0	0	0

Reclassifications to loans held-for-sale [3]	0	816	816	0	656	656

Sales [3]	0	707	707	0	483	483

1 Includes drawdowns under purchased loan commitments. 2 Includes loans previously reclassified to held-for-sale that could not be sold and were reclassified back to loans held-to-maturity. 3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

6M12 (CHF million)

Mortgages	370	687	11,066	50,420	14,431	430	10	16	0	140	77,570

Loans collateralized by securities	27	41	511	22,625	2,771	98	0	33	0	69	26,175

Consumer finance	0	5	65	3,007	909	20	0	4	13	146	4,169

Consumer	397	733	11,642	76,052	18,111	548	10	53	13	355	107,914

Real estate	317	243	1,123	12,093	8,757	371	0	3	0	45	22,952

Commercial and industrial loans	283	226	1,490	21,549	19,353	3,138	138	6	47	677	46,907

Financial institutions	3,414	1,991	11,615	5,446	2,241	655	2	45	0	145	25,554

Governments and public institutions	55	40	299	533	134	100	473	0	0	6	1,640

Corporate and institutional loans	4,069	2,500	14,527	39,621	30,485	4,264	613	54	47	873	97,053

Gross loans held at amortized cost	4,466	3,233	26,169	115,673	48,596	4,812	623	107	60	1,228	204,967

Value of collateral [1]	3,807	2,204	17,197	105,466	40,273	3,160	92	95	0	699	172,993

2011 (CHF million)

Mortgages	163	628	8,433	48,871	16,635	556	8	16	0	151	75,461

Loans collateralized by securities	1	18	396	24,027	1,746	87	0	2	0	73	26,350

Consumer finance	0	4	43	2,994	507	20	0	9	23	150	3,750

Consumer	164	650	8,872	75,892	18,888	663	8	27	23	374	105,561

Real estate	340	196	907	11,397	8,969	273	0	3	0	40	22,125

Commercial and industrial loans	398	245	1,676	20,345	18,281	2,927	171	26	117	648	44,834

Financial institutions	3,906	2,091	11,120	5,483	1,875	760	3	43	0	119	25,400

Governments and public institutions	55	84	320	444	158	104	470	0	0	6	1,641

Corporate and institutional loans	4,699	2,616	14,023	37,669	29,283	4,064	644	72	117	813	94,000

Gross loans held at amortized cost	4,863	3,266	22,895	113,561	48,171	4,727	652	99	140	1,187	199,561

Value of collateral [1]	3,931	1,696	13,535	104,129	39,447	2,760	96	82	0	727	166,403

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total

6M12 (CHF million)

Mortgages	77,286	103	52	6	123	284	77,570

Loans collateralized by securities	25,925	216	7	12	15	250	26,175

Consumer finance	3,708	370	28	48	15	461	4,169

Consumer	106,919	689	87	66	153	995	107,914

Real estate	22,852	78	4	9	9	100	22,952

Commercial and industrial loans	46,210	389	40	115	153	697	46,907

Financial institutions	25,300	225	1	15	13	254	25,554

Governments and public institutions	1,610	30	0	0	0	30	1,640

Corporate and institutional loans	95,972	722	45	139	175	1,081	97,053

Gross loans held at amortized cost	202,891	1,411	132	205	328	2,076	204,967

2011 (CHF million)

Mortgages	75,280	46	11	3	121	181	75,461

Loans collateralized by securities	26,142	180	11	3	14	208	26,350

Consumer finance	3,308	372	29	26	15	442	3,750

Consumer	104,730	598	51	32	150	831	105,561

Real estate	22,069	41	3	1	11	56	22,125

Commercial and industrial loans	44,114	444	87	48	141	720	44,834

Financial institutions	25,249	78	2	48	23	151	25,400

Governments and public institutions	1,640	1	0	0	0	1	1,641

Corporate and institutional loans	93,072	564	92	97	175	928	94,000

Gross loans held at amortized cost	197,802	1,162	143	129	325	1,759	199,561

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

6M12 (CHF million)

Mortgages	135	7	142	0	32	32	174

Loans collateralized by securities	58	11	69	0	0	0	69

Consumer finance	113	28	141	0	14	14	155

Consumer	306	46	352	0	46	46	398

Real estate	23	4	27	0	21	21	48

Commercial and industrial loans	253	158	411	36	312	348	759

Financial institutions	108	49	157	0	58	58	215

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	384	217	601	36	391	427	1,028

Gross impaired loans	690	263	953	36	437	473	1,426

2011 (CHF million)

Mortgages	126	5	131	0	43	43	174

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	113	28	141	0	24	24	165

Consumer	266	46	312	0	113	113	425

Real estate	11	6	17	0	24	24	41

Commercial and industrial loans	194	110	304	13	425	438	742

Financial institutions	49	52	101	0	57	57	158

Governments and public institutions	0	6	6	0	0	0	6

Corporate and institutional loans	254	174	428	13	506	519	947

Gross impaired loans	520	220	740	13	619	632	1,372

Gross impaired loan detail
Gross impaired loan detail
	6M12			2011

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan detail (CHF million)

Mortgages	149	141	20	141	133	19

Loans collateralized by securities	68	65	57	85	82	50

Consumer finance	117	115	69	152	151	61

Consumer	334	321	146	378	366	130

Real estate	34	30	14	27	22	16

Commercial and industrial loans	498	469	293	675	650	282

Financial institutions	205	203	91	142	141	83

Governments and public institutions	6	5	6	6	4	6

Corporate and institutional loans	743	707	404	850	817	387

Gross impaired loans with a specific allowance	1,077	1,028	550	1,228	1,183	517

Mortgages	25	25	–	33	33	–

Loans collateralized by securities	1	1	–	1	1	–

Consumer finance	38	38	–	13	13	–

Consumer	64	64	–	47	47	–

Real estate	14	14	–	14	14	–

Commercial and industrial loans	261	259	–	67	67	–

Financial institutions	10	10	–	16	16	–

Corporate and institutional loans	285	283	–	97	97	–

Gross impaired loans without specific allowance	349	347	–	144	144	–

Gross impaired loans	1,426	1,375	550	1,372	1,327	517

of which consumer loans	398	385	146	425	413	130

of which corporate and institutional loans	1,028	990	404	947	914	387

Gross impaired loan detail (continued)
	6M12			6M11

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan detail (CHF million)

Mortgages	149	1	1	151	1	0

Loans collateralized by securities	68	1	0	43	0	0

Consumer finance	132	2	2	149	1	0

Consumer loans	349	4	3	343	2	0

Real estate	35	0	0	40	0	0

Commercial and industrial loans	563	2	1	598	3	3

Financial institutions	201	1	1	152	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate and institutional loans	805	3	2	796	3	3

Gross impaired loans with a specific allowance	1,154	7	5	1,139	5	3

Mortgages	31	0	0	39	0	0

Loans collateralized by securities	1	0	0	1	0	0

Consumer finance	36	0	0	16	0	0

Consumer loans	68	0	0	56	0	0

Real estate	17	0	0	60	3	3

Commercial and industrial loans	215	2	2	180	0	0

Financial institutions	11	0	0	4	0	0

Corporate and institutional loans	243	2	2	244	3	3

Gross impaired loans without specific allowance	311	2	2	300	3	3

Gross impaired loans	1,465	9	7	1,439	8	6

of which consumer loans	417	4	3	399	2	0

of which corporate and institutional loans	1,048	5	4	1,040	6	6